Cover	Aug. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2025
Entity File Number	001-42206
Entity Registrant Name	GIFTIFY, INC.
Entity Central Index Key	0001760233
Entity Tax Identification Number	45-2482974
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 Woodfield Road
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	(847)
Local Phone Number	506-9680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GIFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false